Reconciliation to Form 5500 (Details) - EBP 025 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation to Form 5500
Net assets on the financial statements compared to those on Form 5500	$ 19.6	$ 48.7
Increase in net assets on Form 5500	$ 29.1